Operating Segment Information as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Revenue from External Customers as Restated	(a) Revenue from external customers as restated
	2021	2020	2019
	US$’000	US$’000	US$’000
United States of America	65,402	75,000	59,977
China	3,424	—	3
Total	68,826	75,000	59,980

Summary of Non-current Assets	(b) Non-current assets
	December 31, 2021	December 31, 2020
	US$’000	US$’000
United States of America	103,648	78,022
China	50,800	43,953
Other	10,462	6,174
Total	164,910	128,149